Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 20, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Investors Trust (on behalf of ING Van Kampen Capital Growth Portfolio)

File No. 333-148626

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Pre-Effective Amendment No. 1 (the “Amendment”) to the above - referenced registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Amendment  being filed in connection with a reorganization in which ING Van Kampen Capital Growth Portfolio will acquire all of the assets of ING Van Kampen Large Cap Growth Portfolio in exchange for shares of ING Van Kampen Capital Growth Portfolio and the assumption by ING Van Kampen Capital Growth Portfolio of the known liabilities of ING Van Kampen Large Cap Growth Portfolio, and the approval of a related subadvisory agreement.  Both acquired and acquiring portfolios are series of the Registrant.

As per the Staff’s request, please see attached the Tandy Letter.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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